RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
RISK MANAGEMENT
Schedule of maximum exposure to credit risk

The information below contains the maximum exposure to credit risk:

December 31, 2020

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	156,253,029	18,778,668	16,378,033	191,409,730
Commercial	80,863,445	8,203,659	9,592,183	98,659,287
Consumer	33,766,023	4,599,535	2,690,381	41,055,939
Mortgage	21,676,563	3,093,690	1,188,859	25,959,112
Small Business Loans	965,822	109,655	156,598	1,232,075
Financial Leases	18,981,176	2,772,129	2,750,012	24,503,317
Off-Balance Sheet Exposures	38,980,523	859,263	320,205	40,159,991
Financial Guarantees	7,553,064	77,626	1,641	7,632,331
Loan Commitments	31,427,459	781,637	318,564	32,527,660
Loss Allowance	(3,525,671)	(3,063,121)	(10,335,484)	(16,924,276)
Total	191,707,881	16,574,810	6,362,754	214,645,445

December 31, 2019

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	159,769,601	10,000,338	12,512,804	182,282,743
Commercial	80,068,756	4,763,023	7,936,774	92,768,553
Consumer	35,957,631	1,969,289	1,773,750	39,700,670
Mortgage	21,584,674	1,340,380	1,058,229	23,983,283
Small Business Loans	1,088,656	70,219	120,533	1,279,408
Financial Leases	21,069,884	1,857,427	1,623,518	24,550,829
Off-Balance Sheet Exposures	41,082,637	323,225	311,633	41,717,495
Financial Guarantees	5,176,418	13,603	516	5,190,537
Loan Commitments	35,906,219	309,622	311,117	36,526,958
Loss Allowance	(2,130,787)	(1,552,470)	(7,394,468)	(11,077,725)
Total	198,721,451	8,771,093	5,429,969	212,922,513

Maximum Exposure to Credit Risk - Other Financial Instruments
	Maximum Exposure		Collateral *		Net Exposure
	2020	2019	2020	2019	2020	2019
Maximum Exposure to Credit Risk
Debt instruments	29,003,922	15,614,134	(2,529,943)	(974,436)	26,473,979	14,639,698
Derivatives **	1,093,357	549,836	(136)	(63)	1,093,221	549,773
Equity	588,207	1,228,423	-	-	588,207	1,228,423
Total	30,685,486	17,392,393	(2,530,079)	(974,499)	28,155,407	16,417,894

See Notes on this table:

*     Collateral Held (-) and Collateral Pledged (+)

**   Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied

*     Debt instruments Book value 100%

*     Equity Instruments:

-      Shares:100%

-      Investment funds: Book value 100%

Schedule of credit risk management for loans and advances

December 31, 2020

In millions of COP
	# financial obligations	Amount	ECL
Stage 1	479,512	17,866,538	724,148
Stage 2	220,256	9,782,256	1,458,818
Stage 3	77,986	2,277,165	1,330,512
Total Loans and Advances	777,754	29,925,959	3,513,478

June 30, 2020

In millions of COP
	# financial obligations	Amount	ECL
Stage 1	4,085,096	79,699,206	1,913,730
Stage 2	234,647	8,318,526	1,131,624
Stage 3	148,835	2,366,689	1,467,867
Total Loans and Advances	4,468,578	90,384,421	4,513,221

The following table shows the 30-day past due loan ratio on portfolio loans that had COVID19 financial reliefs and at December 2020 were ended:

December 31, 2020

In millions of COP
	Commercial and financial leases	Consumer	Mortgage	Small business loan	Total
Total Loans and Advances	123,162,604	41,055,939	25,959,112	1,232,075	191,409,730
Total Past-due	6,036,849	2,774,345	1,482,245	173,562	10,467,001
Past-due of customer with not current financial reliefs	686,532	1,886,479	362,339	60,420	2,995,770
% Past-due with not current reliefs	11%	68%	24%	35%	29%

Schedule of commercial and financial leases portfolio variables

Segment	Incomes/Sales
Corporate	Companies with annual sales >= COP 100,000 M. Banistmo places borrowers with annual sales >= USD 10 M. Banco Agrícola and BAM place borrowers with annual sales >= USD 25 M.
Business

Companies with annual sales > = COP 13,000 M and < COP 100,000 M. For Banco Agrícola, borrowers with annual sales >= USD 5 M and < USD 25 M. For BAM, borrowers with annual sales >= USD 2 M and < USD 25  M

Business Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity, with annual sales >= COP 20,000 M and <= COP 45,000 M. They must have more than 3 projects executed as previous experience.

Corporate Construction

Constructors who dedicate themselves to the construction of buildings to be sold or rented as their main activity, with annual sales > COP 45,000 M. They must have more than 3 projects executed as previous experience.

SME Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity with annual sales >= COP 380 M and <= COP 20,000 M. They must have more than 3 projects executed as previous experience.

Institutional Financing	Financial sector institutions.
Government	Municipalities, districts, departments with their respective decentralized organizations and entities at the national level with incomes >= COP 20,000 M.
SME

Annual sales < COP 13,000 M, with a classification between small, medium, large and plus except for Banistmo which places borrowers < USD 10 M in annual sales. For Banco Agrícola, borrowers with annual sales < USD 5 M and BAM, borrowers with annual sales < USD 2 M.

Schedule of amount and allowance of clients included in the described watch list

Watch List december 31, 2020
Million COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	18,297,145	1.86%	340,643
Level 2 – Medium Risk	8,271,558	7.10%	587,281
Level 3 and 4 – High Risk	10,448,684	58.66%	6,128,756
Total	37,017,387	19.06%	7,056,680

December 2019:

Watch List december 31, 2019
Million COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	8,781,473	1.38%	120,933
Level 2 – Medium Risk	3,908,092	5.78%	225,881
Level 3 and 4 – High Risk	7,506,932	51.33%	3,853,653
Total	20,196,497	20.80%	4,200,467

Schedule of loans and financial leases by type of collateral

The following table shows loans and financial leases, classified in commercial, consumer, mortgage, financial leases and small business loans, and disaggregated by type of collateral:

December 31, 2020
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	20,197,850	1,625,193	23,877,715	-	239,737	45,940,495
Goods Given in Real Estate Leasing	-	-	220	14,946,258	-	14,946,478
Goods Given in Leasing Other Than Real Estate	-	-	-	5,647,128	-	5,647,128
Stand by Letters of Credit	533,921	202	-	-	-	534,123
Security Deposits	257,602	328,212	-	-	34,950	620,764
Guarantee Fund	4,894,425	5,796	-	100,402	355,760	5,356,383
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	4,323,241	36,910	-	-	742	4,360,893
Other Collateral (Pledges)	2,775,786	5,131,570	41,429	133	4,399	7,953,317
Without Guarantee (Uncovered Balance)	65,676,462	33,928,056	2,039,748	3,809,396	596,487	106,050,149
Total loans and financial leases	98,659,287	41,055,939	25,959,112	24,503,317	1,232,075	191,409,730

December 31, 2019
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	19,830,740	1,699,574	22,327,716	41	249,413	44,107,484
Goods Given in Real Estate Leasing	-	-	227	13,711,181	-	13,711,408
Goods Given in Leasing Other Than Real Estate	-	-	-	6,155,570	-	6,155,570
Stand by Letters of Credit	756,421	151	-	-	-	756,572
Security Deposits	541,530	321,814	-	7,794	54,294	925,432
Guarantee Fund	2,838,386	155	-	107,149	339,660	3,285,350
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	4,430,882	43,380	-	-	990	4,475,252
Other Collateral (Pledges)	3,881,957	4,879,795	54,848	33	8,204	8,824,837
Without Guarantee (Uncovered Balance)	60,488,637	32,755,801	1,600,492	4,569,061	626,847	100,040,838
Total loans and financial leases	92,768,553	39,700,670	23,983,283	24,550,829	1,279,408	182,282,743

Schedule of financial assets that are considered Stage 3 and related collateral held in order to mitigate potential losses

The Bank closely monitors financial assets that are classified in Stage 3, to the point that a specific methodology for calculating expected credit losses is applied using a sophisticated approach named “ECL model under collateral Methodology”, which considers components like the forecasts of future collateral valuations, including expected sale discounts; time to realization of collateral, cure rates, external costs of realization of collateral, among others; as a consequence of the higher likelihood that the bank will take possession of these collaterals in order to mitigate potential credit losses.

The Financial assets that are classified in Stage 3 and are evaluated under this methodology are shown below:

December 31, 2020
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	790,508	275,862	514,646	2,129,688
Consumer
Mortgage	181,029	26,572	154,457	220,167
Small Business Loans
Financial Leases	1,013,141	286,413	726,728	1,616,142
Total credit assets	1,984,678	588,847	1,395,831	3,965,997

* Amount Covered by Collateral is COP 1,718,172

December 31, 2019
In Millions of COP
Classification	Amount	Allowance	Total	FairValueofCollateral
Commercial	747,929	235,892	512,037	1,914,276
Consumer
Mortgage	161,605	18,269	143,336	203,229
Small Business Loans
Financial Leases	616,675	217,808	398,867	889,551
Total credit assets	1,526,209	471,969	1,054,240	3,007,056

Schedule of loans concentration by category

The composition of the credit portfolio in commercial, consumer, mortgage, financial leases and small business loans categories are as follows:

Composition	December 31 2020	December 31, 2019
In millions of COP
Commercial	98,659,287	92,768,553
Corporate	51,884,404	50,108,427
SME	13,249,336	12,209,759
Others	33,525,547	30,450,367
Consumer	41,055,939	39,700,670
Credit card	7,610,590	8,079,354
Vehicle	3,929,299	3,597,969
Payroll loans	7,879,427	7,896,376
Others	21,636,623	20,126,971
Mortgage	25,959,112	23,983,283
VIS[2]	7,384,737	6,211,385
Non- VIS	18,574,375	17,771,898
Financial Leases	24,503,317	24,550,829
Small Business Loan	1,232,075	1,279,408
Loans and advances to customers and financial institutions	191,409,730	182,282,743
Allowance for loans and advances and lease losses	(16,616,043)	(10,929,395)
Total net loan and financial leases	174,793,687	171,353,348

Schedule of credit concentration of loans and financial leases by maturity

The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases:

December 31, 2020
		Between 1 and 3	Between 3 and 5	Greater Than 5
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	28,123,513	41,771,863	28,572,265	191,646	98,659,287
Corporate	13,684,065	20,537,590	17,508,451	154,298	51,884,404
SME	3,391,411	7,109,643	2,728,364	19,918	13,249,336
Others	11,048,037	14,124,630	8,335,450	17,430	33,525,547
Consumer	765,768	20,447,636	19,167,121	675,414	41,055,939
Credit card	136,020	2,239,661	5,234,909	-	7,610,590
Vehicle	59,748	1,869,431	1,999,959	161	3,929,299
Order of payment	56,970	1,727,593	5,765,310	329,554	7,879,427
Others	513,030	14,610,951	6,166,943	345,699	21,636,623
Mortgage	50,830	722,804	8,468,455	16,717,023	25,959,112
VIS	9,161	182,405	1,599,498	5,593,673	7,384,737
Non-VIS	41,669	540,399	6,868,957	11,123,350	18,574,375
Financial Leases	1,471,148	6,626,997	13,933,395	2,471,777	24,503,317
Small business loans	215,420	792,563	223,323	769	1,232,075
Total gross loans and financial leases	30,626,679	70,361,863	70,364,559	20,056,629	191,409,730

2 VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 minimum wages.

December 31, 2019
		Between 1 and 3	Between 3 and 5	Greater Than 5
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	27,697,217	21,352,300	17,894,373	25,824,663	92,768,553
Corporate	12,377,872	9,593,705	11,229,624	16,907,226	50,108,427
SME	3,700,971	4,384,119	2,440,766	1,683,903	12,209,759
Others	11,618,374	7,374,476	4,223,983	7,233,534	30,450,367
Consumer	897,630	5,275,564	22,018,610	11,508,866	39,700,670
Credit card	160,807	334,486	7,358,630	225,431	8,079,354
Vehicle	66,581	573,874	1,439,037	1,518,477	3,597,969
Payroll loans	55,448	530,242	1,279,371	6,031,315	7,896,376
Others	614,794	3,836,962	11,941,572	3,733,643	20,126,971
Mortgage	48,937	197,468	512,509	23,224,369	23,983,283
VIS	9,672	55,493	134,784	6,011,436	6,211,385
Non-VIS	39,265	141,975	377,725	17,212,933	17,771,898
Financial Leases	3,052,472	2,993,125	4,206,767	14,298,465	24,550,829
Small business loans	248,210	586,448	251,530	193,220	1,279,408
Total gross loans and financial leases	31,944,466	30,404,905	44,883,789	75,049,583	182,282,743

Schedule of credit concentration of loans and financial leases by past due days

The following table shows the loans and financial leases according to past due days. Loans or financial leases are considered past due if it is more than one month overdue (i.e. 31 days):

December 31, 2020
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	93,964,499	442,168	380,250	940,604	2,931,766	98,659,287
Consumer	38,281,594	1,186,264	360,392	1,041,383	186,306	41,055,939
Mortgage	24,476,867	343,553	60,578	233,077	845,037	25,959,112
Financial Leases	23,161,256	161,373	56,704	601,506	522,478	24,503,317
Small Business Loan	1,058,513	44,729	14,062	66,913	47,858	1,232,075
Total	180,942,729	2,178,087	871,986	2,883,483	4,533,445	191,409,730

December 31, 2019
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	89,172,106	464,573	542,233	937,931	1,651,710	92,768,553
Consumer	37,661,558	873,583	282,165	742,197	141,167	39,700,670
Mortgage	22,205,284	647,059	136,005	333,204	661,731	23,983,283
Financial Leases	23,678,408	321,232	52,548	207,619	291,022	24,550,829
Small Business Loan	1,122,737	50,740	14,596	56,939	34,396	1,279,408
Total	173,840,093	2,357,187	1,027,547	2,277,890	2,780,026	182,282,743

Schedule of credit concentration of loans and financial leases by economic sector

The following table contains the detail of the portfolio of loans and financial leases by main economic activity of the borrower:

December 31, 2020
	Loans and advances
Economic sector	Local	Foreign	Total
	In millions of COP
Agriculture	4,045,683	1,913,513	5,959,196
Petroleum and Mining Products	533,665	88,598	622,263
Food, Beverages and Tobacco	7,217,056	420,145	7,637,201
Chemical Production	3,612,279	68,406	3,680,685
Government	5,584,177	82,377	5,666,554
Construction	13,885,112	6,387,823	20,272,935
Commerce and Tourism	18,290,824	8,413,363	26,704,187
Transport and Communications	8,511,251	437,685	8,948,936
Public Services	5,444,056	1,154,961	6,599,017
Consumer Services	43,873,694	24,899,809	68,773,503
Commercial Services	18,808,277	7,160,887	25,969,164
Other Industries and Manufactured Products	6,641,593	3,934,496	10,576,089
Total	136,447,667	54,962,063	191,409,730

December 31, 2019
	Loans and advances
Economic sector	Local	Foreign	Total
	In millions of COP
Agriculture	3,931,913	1,948,089	5,880,002
Petroleum and Mining Products	923,375	148,222	1,071,597
Food, Beverages and Tobacco	6,107,103	629,948	6,737,051
Chemical Production	3,383,655	62,995	3,446,650
Government	5,626,186	1,897	5,628,083
Construction	14,526,616	6,221,753	20,748,369
Commerce and Tourism	17,601,979	8,873,330	26,475,309
Transport and Communications	7,703,609	524,847	8,228,456
Public Services	5,492,806	1,326,236	6,819,042
Consumer Services	42,466,786	22,647,495	65,114,281
Commercial Services	16,630,762	4,120,883	20,751,645
Other Industries and Manufactured Products	6,457,499	4,924,759	11,382,258
Total	130,852,289	51,430,454	182,282,743

Schedule of credit concentration of loans and financial leases by country

The following table shows the concentration of the loans and financial leases by country. Loans are presented based on the country in wich they were originated:

December 31, 2020
			Allowance for loans and
Country	Loans and advances	% Participation	advances and lease losses	% Participation
Colombia	134,068,265	70.04%	(13,089,744)	78.78%
Panama	32,468,343	16.96%	(1,847,754)	11.12%
El Salvador	11,665,440	6.09%	(729,275)	4.39%
Puerto Rico	886,069	0.46%	(48,596)	0.29%
Guatemala	12,314,524	6.44%	(900,125)	5.42%
Other Countries	7,089	0.01%	(549)	0.00%
Total	191,409,730	100.00%	(16,616,043)	100.00%

December 31, 2019
			Allowance for loans and
Country	Loans and advances	% Participation	advances and lease losses	% Participation
Colombia	127,875,541	70.15%	(8,678,279)	79.40%
Panama	30,783,359	16.89%	(1,084,303)	9.92%
El Salvador	11,456,280	6.28%	(445,609)	4.08%
Puerto Rico	771,135	0.42%	(30,680)	0.28%
Guatemala	11,385,421	6.25%	(689,839)	6.31%
Other countries	11,007	0.01%	(685)	0.01%
Total	182,282,743	100.00%	(10,929,395)	100.00%

Schedule of information about credit quality of the borrower

The following table shows information about credit quality of the borrower:

December 31 2020
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	80,863,445	8,203,659	9,592,183	98,659,287
Consumer	33,766,023	4,599,535	2,690,381	41,055,939
Mortgage	21,676,563	3,093,690	1,188,859	25,959,112
Small Business Loans	965,822	109,655	156,598	1,232,075
Financial Leases	18,981,176	2,772,129	2,750,012	24,503,317
Loans and Advances	156,253,029	18,778,668	16,378,033	191,409,730

December 31 2019
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	80,068,756	4,763,023	7,936,774	92,768,553
Consumer	35,957,631	1,969,289	1,773,750	39,700,670
Mortgage	21,584,674	1,340,380	1,058,229	23,983,283
Small Business Loans	1,088,656	70,219	120,533	1,279,408
Financial Leases	21,069,884	1,857,427	1,623,518	24,550,829
Loans and Advances	159,769,601	10,000,338	12,512,804	182,282,743

Schedule of Stage 3 loans and advances according to their type of evaluation

The table below shows Stage 3 loans and advances according to their type of evaluation:

December 31 2020
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	6,050,143	3,090,340	3,542,040	2,609,212
Consumer	-	-	2,690,381	2,351,691
Mortgage	-	-	1,188,859	639,875
Financial Leases	1,543,691	1,053,567	1,206,321	427,945
Small Business Loan	-	-	156,598	122,353
Total	7,593,834	4,143,907	8,784,199	6,151,076

December 31 2019
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	5,163,304	2,442,820	2,773,470	1,961,268
Consumer	-	-	1,773,750	1,579,758
Mortgage	-	-	1,058,229	578,593
Financial Leases	841,175	409,721	782,343	337,830
Small Business Loan	-	-	120,533	84,445
Total	6,004,479	2,852,541	6,508,325	4,541,894

Schedule of sensitivity analysis of loans and financial leases

The change in the expected credit losses (ECL) at 31 of December 2020, as a result of a possible positive or negative 1% change in those variables were assessed based on the assumptions used to calculate the ECL for each of the scenarios: base, optimistic and pessimistic, as following:

		Fiscal Budget Balance – Current account deficit – Inflation – Interest Rate
		In Millions of COP
		[+1%]	Unchanged	[-1%]
	[+1%]	(121,963)	(91,048)	(46,105)

GDP Growth	Unchanged	(30,915)	-	44,943

	[-1%]	90,133	121,048	165,991

Schedule of credit quality analysis of the Group

Credit Quality Analysis of the Group

	Debt instruments		Equity		Derivatives(1)
	2020	2019	2020	2019	2020	2019
Maximum Exposure to Credit Risk
Low Risk	25,567,960	13,738,560	274,916	320,034	1,078,261	527,427
Medium Risk	2,092,898	1,390,984	1,590	8,655	3,380	2,910
High Risk	1,343,064	463,305	5,767	637	1,207	755
Without Rating	-	21,285	305,934	899,097	10,509	18,744
Total	29,003,922	15,614,134	588,207	1,228,423	1,093,357	549,836
(1)	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive. Therefore, the value described here differs from the book value.

Schedule of maximum exposure level to the credit risk

	Maximum Exposure		Collateral*		Net Exposure
	2020	2019	2020	2019	2020	2019
Maximum Exposure to Credit Risk
Debt instruments	29,003,922	15,614,134	(2,529,943)	(974,436)	26,473,979	14,639,698
Derivatives **	1,093,357	549,836	(136)	(63)	1,093,221	549,773
Equity	588,207	1,228,423	-	-	588,207	1,228,423
Total	30,685,486	17,392,393	(2,530,079)	(974,499)	28,155,407	16,417,894

See Notes on this table:

*      Collateral Held (-) and Collateral Pledged (+)

**    Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied

*    Debt instruments Book value 100%

*    Equity Instruments:

Shares:100%

Investment funds: Book value 100%

Schedule of individual evaluation of impairment at the end of the period for other financial instruments

Debt instruments

	Exposure		Impairment		Final Exposure
	2020	2019	2020	2019	2020	2019
Maximum Exposure to Credit Risk
Fair Value	15,571,214	11,583,672	-	2,863	15,571,213	11,580,809
Amortized Cost	13,432,708	4,030,462	42,371	11,738	13,390,337	4,018,724
Total	29,003,922	15,614,134	42,371	14,601	28,961,550	15,599,533

Equity

	Exposure		Impairment		Final Exposure
	2020	2019	2020	2019	2020	2019
Maximum Exposure to Credit Risk
Fair Value through profit or loss	69,426	718,269	-	-	69,426	718,269
Fair Value through OCI	518,781	510,154	-	-	518,781	510,154
Total	588,207	1,228,423	-	-	588,207	1,228,423

Schedule of level of collateral held
•	Level of collateral held:

	Collateral*		Main type of collateral
	2020	2019	2020	2019
Maximum Exposure to Credit Risk
Debt Securities	(2,529,943)	(974,436)	Government bonds (TES)	Government Bonds (TES) and term deposits
Derivatives	(136)	(63)	Cash	Cash
Equity	-	-
Total	(2,530,079)	(974,499)

See Notes on this table:

*      Collateral Held (-) and Collateral Pledged (+)

Schedule of risk exposure by economic sector and risk region

	Debt instruments		Equity		Derivative
	2020	2019	2020	2019	2020	2019
Maximum Exposure to Credit Risk
Sector Concentration
Corporate	4,731,926	3,650,072	419,236	1,060,133	527,599	242,827
Financial	1,717,723	1,119,315	87,044	145,662	546,356	262,990
Government	22,554,273	10,844,747	-	-	-	-
Funds e ETF	-	-	81,927	22,628	19,402	44,019
Total	29,003,922	15,614,134	588,207	1,228,423	1,093,357	549,836
Concentration by Region
North America	5,195,358	2,218,829	2	4,467	34,164	77,561
Latam	23,443,701	12,160,411	538,676	1,181,239	600,339	312,442
Europe	109,161	30,061	-	-	458,854	156,470
Others (Includes Funds and ETF)	255,702	1,204,833	49,529	42,717	-	3,363
Total	29,003,922	15,614,134	588,207	1,228,423	1,093,357	549,836

Schedule of risk exposure by credit rating

	Other financial instruments
	2020	2019
Maximum Exposure to Credit Risk
Sovereign Risk	9,964,881	5,446,411
AAA	9,645,217	4,848,694
AA+	1,781,437	452,253
AA	153,263	135,231
AA-	450,328	127,153
A+	803,321	1,019,863
A	676,205	69,811
A-	307,795	209,383
BBB+	659,735	1,748,221
BBB	1,424,257	186,469
BBB-	1,054,698	342,531
Other	3,447,906	1,867,247
Not rated	316,443	939,126
Total	30,685,486	17,392,393

Summary of interest rate risk

		Modified Duration		Changes in Interest Rates (bps)
Zone	Band	Lower Limit	Upper Limit	Legal Currency	UVR	Foreign Currency
	1	0	0.08	274	274	100
Zone 1	2	0.08	0.25	268	274	100
	3	0.25	0.5	259	274	100
	4	0.5	1	233	274	100
	5	1	1.9	222	250	90
Zone 2	6	1.9	2.8	222	250	80
	7	2.8	3.6	211	220	75
	8	3.6	4.3	211	220	75
	9	4.3	5.7	172	200	70
	10	5.7	7.3	162	170	65
Zone 3	11	7.3	9.3	162	170	60
	12	9.3	10.6	162	170	60
	13	10.6	12	162	170	60
	14	12	20	162	170	60
	15	20		162	170	60

Summary of sensitivity factor by currency

Currency	Sensitivity Factor
United States Dollar	12.49%
Euro	11.00%
Other currencies	13.02%
Equity and Fund Risk	14.70%

Schedule of total change on market risk and every risk factor

The following table presents the total change on market risk and every risk factor.

December 2020
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate	402,882	340,886	402,882	286283
Exchange Rate	95,926	421,716	1,344,673	54056
Share Price	98,131	99,033	130,654	89564
Collective Portfolios	214,308	214,415	218,487	208928
Total Value at Risk	811,247	1,076,050	1,974,758	673,680

December 2019
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate	359,654	325,400	409,369	242,568
Exchange Rate	1,015,874	874,432	1,055,546	496,565
Share Price	110,386	105,576	110,386	101,757
Collective Portfolios	206,602	203,676	207,503	195,944
Total Value at Risk	1,692,516	1,509,084	1,711,794	1,092,446

Schedule of interest rate risk sensitivity in local currency

The chart below provides information about Bancolombia’s interest rate risk sensitivity in local currency (COP) at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
In millions of COP
Assets sensitivity 50 bps	379,953	377,918
Liabilities sensitivity 50 bps	199,554	200,650
Net interest income sensitivity50 bps	180,399	177,269

The chart below provides information about Bancolombia’s interest rate risk sensitivity in foreign currency (US dollars) at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
In millions of USD
Assets sensitivity 50 bps	34,289	35,188
Liabilities sensitivity 50 bps	29,004	33,873
Net interest income sensitivity50 bps	5,285	1,315

Schedule of share price sensitivity

	December 31, 2020	December 31, 2019
Fair Value	40502	38,428
Delta	14.70%	14.70%
Sensitivity	5,954	5,649

Schedule of COVID effects on market risk

The following are the maximum, minimum, average and year-end rates recorded by the TES of July 2024, the 1-year American Treasuries, and the sovereign securities of Panama maturing in 2026:

	Maximum	Minimum	Average	December 2020
TES Jul 2024	7.96%	3.28%	4.30%	3.44%
Tesoros 1Y	1.56%	0.09%	0.37%	0.10%
Panamá 2026	3.64%	1.81%	2.59%	1.84%

Below are exposed the maximum, minimum, average and year-end levels of the consumption VaR Limit of Bancolombia Group.

Consumption VaR Limit Bancolombia Group
Maximum	Minimum	Average	December 2020
273%	13%	95%	57%

The behavior of the main interest rates during 2020 are presented below:

	Maximum	Minimum	Average	December 2020
Repo Rate BR	4.25%	1.75%	2.87%	1.75%
IBR	4.26%	1.74%	2.85%	1.74%
DTF	4.66%	1.89%	3.43%	1.89%
FED Funds Rate	1.58%	0.05%	0.38%	0.09%
Libor O/N	1.58%	0.05%	0.37%	0.08%

Below are exposed the maximum, minimum, average and year-end levels of the Sensitivity to Interest Rate Risk of the Banking Book during 2020 in local currency:

Sensitivity	Maximum	Minimum	Average	December 2020
In millions of COP
Assets sensitivity 50 bps	378,700	404,803	389,148	379,953
Liabilities sensitivity 50 bps	199,554	237,315	213,315	199,554
Net interest income sensitivity50 bps	167,488	181,471	175,833	180,399

Above are exposed the maximum, minimum, average and year-end levels of the Sensitivity to Interest Rate Risk of the Banking Book during 2020 foreign currency:

Sensitivity	Maximum	Minimum	Average	December 2020
In millions of COP
Assets sensitivity 50 bps	29,599	38,322	34,887	34,289
Liabilities sensitivity 50 bps	29,004	39,981	34,225	29,004
Net interest income sensitivity50 bps	(2,302)	5,284	662	5,285

Schedule of COVID effects on liquidity risk
Liquid Assets(1)	Low	High	Average	December 2020
High quality liquid assets*
Cash	18,356,375	23,075,497	20,662,818	18,356,375
High quality liquid securities	11,208,617	16,846,251	15,374,136	16,729,107
Other Liquid Assets
Other securities**	2,583,872	2,937,580	2,717,180	2,672,337
Total Liquid Assets	36,867,986	41,914,085	38,754,134	37,757,819
(1)

Feature possesses the high liquidity available in all cases, and those liquid assets received by the Central Bank for its operations expansion and monetary contraction. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt instruments.

Schedule of liquidity coverage ratio
Liquidity Coverage Ratio	December 31, 2020	December 31, 2019
Net cash outflows into 30 days*	14,073,878	11,584,292
Liquid Assets	37,757,819	30,631,688
Liquidity coverage ratio	268.28%	264.42%

*      Net cash outflows into 30 days: (Interbank borrowings, Financial assets investments, Loans and advances to customers, Derivative financial instruments), minus 30 days contractual maturities of liabilities. Demand deposit Time deposits, Interbank deposits Borrowings from other financial institutions Debt instruments, Derivative financial instruments.

Schedule of liquid assets held by Bank´s

The following table shows the liquid assets held by Bank´s:

Liquid Assets(1)	December 31, 2020	December 31, 2019
High quality liquid assets*
Cash	18,356,375	16,594,906
High quality liquid securities	16,729,107	12,054,474
Other Liquid Assets
Other securities**	2,672,337	1,982,308
Total Liquid Assets	37,757,819	30,631,688
(1)

Feature possesses the high liquidity available in all cases, and those liquid assets received by the Central Bank for its operations expansion and monetary contraction. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt instruments.

*      High-quality liquid assets:  cash and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM-142 of the Bank of the Republic.

**   Other Securities: Securities issued by financial and corporate entities.

Schedule of contractual maturities of financial assets

The tables below set out the remaining contractual maturities of principal and interest balances of the Group’s financial assets:

Contractual maturities of financial assets December 31, 2020

Financial Assets	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	20,185,074	-	-	-
Interbank borrowings - Repurchase agreements	3,749,640	35,310	-	-
Financial assets investments	12,991,981	10,019,356	3,898,989	4,062,918
Loans and advances to customers	65,699,670	65,425,431	41,214,446	67,751,331
Derivative financial instruments	6,340,313	2,516,756	799,226	976,658
Total financial assets	108,966,678	77,996,853	45,912,661	72,790,907

Contractual maturities of financial assets December 31, 2019

Financial Assets	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	18,256,065	-	-	-
Interbank borrowings - Repurchase agreements	5,668,879	3,473	-	-
Financial assets investments	7,596,501	5,977,528	1,515,494	2,511,061
Loans and advances to customers	68,333,569	63,570,825	38,880,378	61,287,271
Derivative financial instruments	3,414,986	1,439,006	602,600	1,456,157
Total financial assets	103,269,999	70,990,831	40,998,471	65,254,489

Schedule of contractual maturities of financial liabilities

The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial liabilities:

Contractual maturities of financial liabilities December 31, 2020

Financial Liabilities	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	118,041,884	-	-	-
Time deposits from customers	43,948,183	12,555,125	5,563,309	1,345,843
Interbank deposits-Repurchase agreements	2,937,007	38,892	-	-
Borrowings from other financial institutions	5,021,402	3,353,845	2,169,508	1,282,177
Debt securities in issue	1,684,715	6,932,978	6,261,008	7,950,753
Derivative financial instruments	6,090,360	2,353,515	760,880	1,096,024
Total financial liabilities	177,723,551	25,234,355	14,754,705	11,674,797

Contractual maturities of financial liabilities December 31, 2019

Financial Liabilities	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	93,570,234	-	-	-
Time deposits from customers	46,508,889	14,550,816	4,243,327	2,235,994
Interbank deposits-Repurchase agreements	2,660,153	28,720	-	-
Borrowings from other financial institutions	7,437,449	3,332,957	1,395,047	1,450,059
Debt securities in issue	3,944,412	9,554,767	3,740,529	6,655,600
Derivative financial instruments	3,442,440	1,832,167	657,888	891,590
Total financial liabilities	157,563,577	29,299,427	10,036,791	11,233,243

Schedule of contractual maturities of financial guarantees

The tables below set out the remaining contractual maturities of the Group’s financial guarantees

December 31, 2020	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	3,917,713	3,568,858	42,788	144,157

December 31, 2019	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	3,419,547	687,669	68,150	144,904

Summary of regulatory capital and capital adequacy ratios

	Asof
	December 31, 2020	December 31, 2019
In millions of COP
Regulatory Capital and Capital Adequacy Ratios
BasicOrdinaryEquity	24,280,973	23,965,972
DeductionsBasicOrdinaryEquity	(4,257,640)	(4,251,247)
TotalBasicOrdinaryEquity	20,023,333	19,714,725
AdditionalEquity	6,800,436	6,704,144
TotalRegulatoryCapital	26,823,769	26,418,869
Capital Ratios
Primarycapitaltorisk-weightedassets(Tier1)	9.57%	10.05%
Secondarycapitaltorisk-weightedassets	3.25%	3.42%
Technicalcapitaltorisk-weightedassets(Tier2)	12.82%	13.47%